Consolidating Financial Statements - Consolidating Statement of Comprehensive Loss (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Tax on unrealized gain on corporate equity security	$ 1	$ 1	$ 2
Non Guarantor Subsidiaries [Member]
Tax on unrealized gain on corporate equity security	$ 1	$ 1	$ 2